Segment and Geographical Area Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of revenue from external customers and long-lived assets, by geographical areas
The table below summarizes the Company’s long-lived assets, which are comprised of property, equipment and operating lease right-of-use
assets, net of accumulated depreciation, by geographical area:

	September 30, 2022	December 31, 2021
United States	$22,489	$10,566
Europe	1,596	165

Total	$24,085	$10,731

The table below summarizes the Company’s long-lived assets, which are comprised of property and equipment, net of accumulated depreciation, by geographical area:

Year ended December 31,	2021	2020
United States	$10,566	$11,353
Europe	165	1,084

Total	$10,731	$12,437